Note 6 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Years Ended December 31,
	2015	2014	2013
Cost of Design-to-silicon-yield solutions	$3,914	$3,419	$2,736
Research and development	2,275	1,709	1,583
Selling, general and administrative	3,567	3,419	2,374
Stock-based compensation expense	$9,756	$8,547	$6,693

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Stock Plans			Employee Stock Purchase Plan
	2015	2014	2013	2015	2014	2013
Expected life (in years)	4.5	4.6	4.8	1.25	1.25	1.25
Volatility	45.8%	44.0%	54.1%	50.1%	33.4%	45.3%
Risk-free interest rate	1.37%	1.54%	1.03%	0.34%	0.21%	0.19%
Expected dividend	—	—	—	—	—	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Outstanding Options
	Number of Options (in thousands)	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, January 1, 2013	3,810	6.91
Granted (weighted average fair value of $7.75 per share)	77	17.12
Exercised	(871)	6.13
Canceled	(114)	8.76
Expired	(22)	5.98
Outstanding, December 31, 2013	2,880	7.35
Granted (weighted average fair value of $6.66 per share)	28	17.40
Exercised	(509)	6.33
Canceled	(40)	10.03
Expired	(7)	7.41
Outstanding, December 31, 2014	2,352	7.65
Granted (weighted average fair value of $5.45 per share)	93	13.88
Exercised	(655)	7.70
Canceled	(23)	12.95
Expired	(3)	12.91
Outstanding, December 31, 2015	1,764	7.88	5. 14	$6,210
Vested and expected to vest, December 31, 2015	1,754	7.84	5. 12	$6,207
Exercisable, December 31, 2015	1,560	7.29	4.77	$6,040

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Shares (in thousands)	Weighted- Average Grant-Date Fair Value
Nonvested, January 1, 2013	450	7.97
Granted	562	18.25
Vested	(217)	11.01
Forfeited	(36)	11.08
Nonvested, December 31, 2013	759	14.44
Granted	569	19.42
Vested	(350)	14.43
Forfeited	(37)	18.00
Nonvested, December 31, 2014	941	17.38
Granted	720	15.92
Vested	(453)	15.97
Forfeited	(42)	17.27
Nonvested, December 31, 2015
	1,166	17.03